Other operating income and expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Administrative and operational support expenses	$ 72,516	$ 110,556	$ 49,431
Technology and communications	33,956	29,651	25,708
Other operating expenses	18,983	17,996	15,756
Passenger services	7,260	5,930	5,116
Insurance	6,533	5,731	6,574
Other operating expenses	$ 139,248	$ 169,864	$ 102,585